Offerings	Jul. 22, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.001 per share, issuable in respect of assumed outstanding awards of unvested restricted stock units under the AI.Work, Inc. 2024 Stock Incentive Plan(3)
Amount Registered | shares	48,484
Proposed Maximum Offering Price per Unit	101.88
Maximum Aggregate Offering Price	$ 4,939,549.92
Fee Rate	0.01381%
Amount of Registration Fee	$ 682.16
Offering Note
This Registration Statement (the “Registration Statement”) registers the issuance of the common stock of ServiceNow, Inc. (the “Registrant”), par value $0.001 (the “Common Stock”) issuable pursuant to the outstanding awards of unvested stock options and unvested restricted stock units assumed by the Registrant as a result of the consummation on July 22, 2026 of the transaction contemplated by the Agreement and Plan of Merger, dated as of July 1, 2026, by and among the Registrant, Apollo Merger Subsidiary, Inc., AI.Work, Inc. and Shareholder Representative Services LLC as the Seller Agent.
Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement also covers an indeterminate number of additional shares that may be offered or issued as a result of stock splits, stock dividends or similar transactions.Represents 48,484 shares of Registrant common stock issuable in connection with outstanding and unvested restricted stock units awarded under the AI.Work, Inc. 2024 Stock Incentive Plan (the “2024 Stock Incentive Plan”) that were assumed by and converted into restricted stock units of the Registrant on July 22, 2026, in connection with the Registrant's acquisition of AI.Work, Inc.Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) under the Securities Act, based on the average of the high and low prices of the Registrant’s Common Stock as reported on the New York Stock Exchange on July 20, 2026.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.001 per share, issuable in respect of assumed outstanding awards of unvested stock options under the AI.Work, Inc. 2024 Stock Incentive Plan(5)
Amount Registered | shares	14,559
Proposed Maximum Offering Price per Unit	101.88
Maximum Aggregate Offering Price	$ 1,483,270.92
Fee Rate	0.01381%
Amount of Registration Fee	$ 204.84
Offering Note
This Registration Statement (the “Registration Statement”) registers the issuance of the common stock of ServiceNow, Inc. (the “Registrant”), par value $0.001 (the “Common Stock”) issuable pursuant to the outstanding awards of unvested stock options and unvested restricted stock units assumed by the Registrant as a result of the consummation on July 22, 2026 of the transaction contemplated by the Agreement and Plan of Merger, dated as of July 1, 2026, by and among the Registrant, Apollo Merger Subsidiary, Inc., AI.Work, Inc. and Shareholder Representative Services LLC as the Seller Agent.
Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement also covers an indeterminate number of additional shares that may be offered or issued as a result of stock splits, stock dividends or similar transactions.Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) under the Securities Act, based on the average of the high and low prices of the Registrant’s Common Stock as reported on the New York Stock Exchange on July 20, 2026.Represents 14,559 shares of Registrant common stock issuable pursuant to outstanding and unvested stock options granted under the 2024 Stock Incentive Plan that were assumed by and converted into restricted stock units of the Registrant on July 22, 2026 in connection with the Registrant's acquisition of AI.Work, Inc.